Other Financial Liabilities - Summary of Secured Liabilities by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 396,207	$ 622,280
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	482,464	17,507
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	680,015	689,423
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	245,924	376,305
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,202	177,925
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,137	17,013
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,690	14,400
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,254	36,637
Secured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	154,955	395,987
Secured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	395,303	696,529
Secured Liabilities [Member] | Less than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,478	11,275
Secured Liabilities [Member] | More than 90 Days [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	151,477	384,712
Secured Liabilities [Member] | One to two years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	149,747	194,043
Secured Liabilities [Member] | Two to three years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	150,272	192,045
Secured Liabilities [Member] | Three to four years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	192,727
Secured Liabilities [Member] | Four to five years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	19,628
Secured Liabilities [Member] | More than five years | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 63,230	$ 98,086
Secured Liabilities [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	824.00%	917.00%
Nominal Interest Rate	823.00%	817.00%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 11,297	$ 13,693
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 84,183	$ 116,818
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	822.00%	917.00%
Nominal Interest Rate	821.00%	817.00%
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,812	$ 7,021
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	43,208	59,775
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	727	713
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	317	288
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	10,570	12,980
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,495	6,733
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | One to two years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,620	12,987
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | One to two years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,446	6,638
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Two to three years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,595	12,988
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Two to three years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,446	6,639
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Three to four years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,595	12,988
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Three to four years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,432	6,639
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Four to five years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,595	12,989
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | Four to five years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,432	6,639
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than five years | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,778	64,866
Secured Liabilities [Member] | Brazil | Enel Green Power Volta Grande [Member] | Brazilian Reals [Member] | More than five years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,452	$ 33,220
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	302.00%
Nominal Interest Rate	301.00%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 136,170
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	310.00%
Nominal Interest Rate	308.00%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,676
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	267,912
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		645.00%
Nominal Interest Rate		643.00%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,812
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 174,418
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		662.00%
Nominal Interest Rate		660.00%
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 5,720
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		345,518
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	758
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,676
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,812
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,720
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 1ª EMISSAO (EGVG11) - 1ª Serie [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	135,412
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | One to two years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	133,681
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | One to two years | DEBÊNTURES 23 EMISSÃO 1 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		174,418
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Two to three years | DEBENTURES 1ª EMISSAO (EGVG21) - 2ª Serie [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 134,231
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Two to three years | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		172,418
Secured Liabilities [Member] | Brazil | Enel Distribucion Sao Paulo S.A | Brazilian Reals [Member] | Three to four years | DEBÊNTURES 23 EMISSÃO 3 SÉRIE [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 173,100
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazilian Reals [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		680.00%
Nominal Interest Rate		678.00%
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazilian Reals [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 149,186
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazilian Reals [Member] | Less than 90 Days [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		226
Secured Liabilities [Member] | Brazil | Enel Distribucion Rio S A Ex Ampla Energia S A | Brazilian Reals [Member] | More than 90 Days [Member] | DEBENTURES 9 EMISSION (AMPL19) [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 148,960
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | 3ª Nota Promissoria ITAU [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		669.00%
Nominal Interest Rate		668.00%
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | 3ª Nota Promissoria ITAU [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 217,555
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | Less than 90 Days [Member] | 3ª Nota Promissoria ITAU [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,516
Secured Liabilities [Member] | Brazil | Enel Distribución Goiás S.A | Brazilian Reals [Member] | More than 90 Days [Member] | 3ª Nota Promissoria ITAU [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 216,039